Document and Entity Information Document	Oct. 20, 2021	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	Valmont Industries, Inc.
Entity Central Index Key		0000102729
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-31429
Entity Tax Identification Number		47-0351813
Entity Address, Address Line One		15000 Valmont Plaza
Entity Address, City or Town		Omaha
Entity Address, State or Province		NE
Entity Address, Postal Zip Code		68154
City Area Code	402
Local Phone Number	963-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $1.00 par value
Trading Symbol		VMI
Security Exchange Name		NYSE
Entity Emerging Growth Company	false